Sources of finance - Additional Information (Details) £ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 AUD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 AUD ($)	May 31, 2021 AUD ($)	Dec. 31, 2020 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Total equity | £	£ 3,832.7			£ 4,160.4				£ 4,069.0					£ 5,050.1
Undrawn committed credit facility | £	1,963.7			2,069.0				1,847.5
Borrowings | £	4,363.1			4,465.1				4,441.7
Issued capital and share premium
Disclosure of detailed information about financial instruments [line items]
Total equity | £	£ 690.7			£ 690.0				£ 697.1					£ 699.9
US bond $750m (3.75% 2024)
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Bond amount		$ 750
Bonds interest rate	3.75%	3.75%	3.75%
US bond $93m (5.125% 2042)
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Bond amount		$ 93
Bonds interest rate	5.125%	5.125%	5.125%
US bond $220m (5.625% 2043)
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Bond amount		$ 220
Bonds interest rate	5.625%	5.625%	5.625%
Eurobonds Due May 2028
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Bond amount | €			€ 750,000,000
Bonds interest rate	4.125%	4.125%	4.125%
Eurobonds Due March 2025
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Bond amount | €			€ 500,000,000
Bonds interest rate	1.375%	1.375%	1.375%
Eurobonds €750m (2.25% 2026)
Disclosure of detailed information about financial instruments [line items]
Bond amount | €			€ 750,000,000
Bonds interest rate	2.25%	2.25%	2.25%
Euro bonds Due May 2027
Disclosure of detailed information about financial instruments [line items]
Bond amount | €			€ 750,000,000
Bonds interest rate	2.375%	2.375%	2.375%
Eurobonds €600m (1.625% 2030)
Disclosure of detailed information about financial instruments [line items]
Bond amount | €			€ 600,000,000
Bonds interest rate	1.625%	1.625%	1.625%
Eurobonds Due November 2023
Disclosure of detailed information about financial instruments [line items]
Bond amount | €			€ 750,000,000
Adjustment to floating basis	3.00%	3.00%	3.00%
Sterling bonds due May 2032
Disclosure of detailed information about financial instruments [line items]
Bond amount | £	£ 250.0
Bonds interest rate	3.75%	3.75%	3.75%
Sterling bonds due September 2046
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Bond amount	£ 400.0	$ 400
Bonds interest rate	2.875%	2.875%	2.875%
US Revolving Credit Facilities March 2026
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Bond amount		$ 2,500
Borrowings term	5 years
US revolving credit facilities
Disclosure of detailed information about financial instruments [line items]
Borrowings averaged equivalent		$ 41			$ 0				$ 0
US revolving credit facilities | Weighted average
Disclosure of detailed information about financial instruments [line items]
Bonds interest rate	4.54%	4.54%	4.54%
Borrowings		$ 41			$ 0
Australian revolving credit facilities due 2021
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Bond amount												$ 150
Amended Australian revolving credit facilities due 2023
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Bond amount												$ 270
Australian New Zealand revolving credit facilities
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Borrowings averaged equivalent							$ 0				$ 52
US commercial paper
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Borrowings | €			€ 0
US commercial paper | Weighted average
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Bonds interest rate	5.45%	5.45%	5.45%	2.56%	2.56%	2.56%	2.56%
Borrowings		$ 433			$ 195				$ 0
Euro commercial paper
Disclosure of detailed information about financial instruments [line items]
Borrowings | €			€ 0
Euro commercial paper | Weighted average
Disclosure of detailed information about financial instruments [line items]
Borrowings | €			€ 45,000,000			€ 34,000,000				€ 0